CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance	$ 517,224	$ 291,672	$ 79,116
Property and equipment, accumulated depreciation	1,640,100	1,100,274	133,081
Intangible assets, accumulated amortization and impairment	$ 2,651,704	$ 2,642,454	$ 0
Preferred stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	57,232,436	55,644,711	48,424,712
Common stock, shares outstanding	57,232,436	55,644,711	48,424,712
Series A Convertible Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized	4,000	4,000	4,000
Preferred stock, shares issued	2,890	3,750	0
Preferred stock, shares outstanding	2,890	3,750	0